Schedule of Investments
(unaudited)
March 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
1
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 63.1%
iShares Core MSCI Emerging Markets ETF .. 95,804 $ 4,943,486
iShares Core S&P 500 ETF ............. 212,949 111,953,678
iShares Global Energy ETF
(b)
............ 116,548 5,005,736
iShares MSCI EAFE Growth ETF
(b)
........ 239,048 24,810,792
iShares MSCI EAFE Value ETF .......... 473,767 25,772,925
iShares MSCI Emerging Markets ex China
ETF
(b)
.......................... 171,642 9,881,430
iShares MSCI USA Momentum Factor ETF
(b)
. 66,588 12,475,262
iShares MSCI USA Quality Factor ETF
(b)
.... 335,762 55,182,485
iShares S&P 500 Growth ETF
(b)
.......... 296,696 25,053,010
iShares S&P 500 Value ETF ............ 123,887 23,143,330
iShares U.S. Infrastructure ETF
(b)
......... 119,097 5,164,046
iShares U.S. Technology ETF
(b)
.......... 113,264 15,297,436
318,683,616
Security Shares Value
Fixed-Income Funds — 36.7%
iShares 20+ Year Treasury Bond ETF ...... 160,721 $ 15,207,421
iShares Core Total USD Bond Market ETF
(b)
.. 2,911,744 132,746,409
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(b)
...................... 83,090 7,450,680
iShares MBS ETF ................... 324,223 29,964,690
185,369,200
Total Long-Term Investments — 99 .8%
(Cost: $ 474,371,774 ) .............................. 504,052,816
Short-Term Securities
Money Market Funds — 17 .1%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(d)
................... 85,176,762 85,219,350
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% ..................... 977,251 977,251
Total Short-Term Securities — 17 .1%
(Cost: $ 86,196,601 ) ............................... 86,196,601
Total Investments — 116 .9%
(Cost: $ 560,568,375 ) .............................. 590,249,417
Liabilities in Excess of Other Assets — (16.9) % ............ (85,156,402)
Net Assets — 100.0% ............................... $ 505,093,015
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 85,219,782
(a)
$ — $ (432) $ — $ 85,219,350 85,176,762 $ 94,673
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,724,850 — (747,599)
(a)
— — 977,251 977,251 14,685 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 101,778,973 — (101,762,479)
(a)
(16,494) — — — — —
iShares 20+ Year Treasury
Bond ETF ............ 16,879,211 336,109 (1,275,255) (102,822) (629,822) 15,207,421 160,721 95,830 —
iShares Core MSCI Emerging
Markets ETF .......... 9,754,454 134,902 (5,129,132) 167,447 15,815 4,943,486 95,804 — —
iShares Core S&P 500 ETF .. 157,146,957 16,293,780 (76,942,951) 20,665,323 (5,209,431) 111,953,678 212,949 353,128 —
iShares Core Total USD Bond
Market ETF .......... 91,295,030 42,645,824 (359,474) 10,632 (845,603) 132,746,409 2,911,744 686,865 —
iShares Global Energy ETF .. 4,083,397 489,967 (18,437) (837) 451,646 5,005,736 116,548 — —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 13,743,197 12,367 (13,597,725) 570,942 (728,781) — — — —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 5,110,085 2,295,739 (18,416) 366 62,906 7,450,680 83,090 43,387 —
iShares MBS ETF ........ 28,021,258 2,533,135 (110,562) 5,402 (484,543) 29,964,690 324,223 176,721 —
iShares MSCI EAFE Growth
ETF ................ 17,406,850 6,120,976 (64,935) 3,017 1,344,884 24,810,792 239,048 — —
iShares MSCI EAFE Value ETF 28,464,522 425,646 (4,232,361) 49,630 1,065,488 25,772,925 473,767 — —
iShares MSCI Emerging
Markets ex China ETF ... 4,804,102 4,906,474 (18,531) 1,721 187,664 9,881,430 171,642 — —
iShares MSCI USA Momentum
Factor ETF ........... — 12,328,011 — — 147,251 12,475,262 66,588 10,786 —
iShares MSCI USA Quality
Factor ETF ........... 33,097,672 39,229,342 (19,706,735) 4,249,203 (1,686,997) 55,182,485 335,762 125,473 —
iShares S&P 100 ETF
(c)
.... 9,383,497 8,495 (9,733,275) 1,250,070 (908,787) — — — —
iShares S&P 500 Growth ETF 9,305,491 24,825,038 (9,745,037) 879,422 (211,904) 25,053,010 296,696 24,756 —
iShares S&P 500 Value ETF . — 21,623,195 — — 1,520,135 23,143,330 123,887 103,775 —
iShares Treasury Floating Rate
Bond ETF
(c)
.......... 22,183,786 265,860 (22,510,305) (2,398) 63,057 — — 114,208 —
iShares U.S. Infrastructure ETF 4,717,389 97,746 (18,504) 1,152 366,263 5,164,046 119,097 18,990 —
iShares U.S. Technology ETF 13,829,997 246,332 (159,806) 65,277 1,315,636 15,297,436 113,264 8,903 —
$ 27,796,621 $ (4,165,123) $ 590,249,417 $ 1,872,180 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 504,052,816 $ — $ — $ 504,052,816
Short-Term Securities
Money Market Funds ...................................... 86,196,601 — — 86,196,601
$ 590,249,417 $ — $ — $ 590,249,417
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International